                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-02631

                          Chestnut Street Exchange Fund
               (Exact name of registrant as specified in charter)

                              103 Bellevue Parkway
                              Wilmington, DE 19809
               (Address of principal executive offices) (Zip code)

                                 Edward J. Roach
                          Chestnut Street Exchange Fund
                              103 Bellevue Parkway
                              Wilmington, DE 19809
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (302) 791-1112

                      Date of fiscal year end: December 31

                     Date of reporting period: June 30, 2010

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

                         CHESTNUT STREET EXCHANGE FUND
                       (A CALIFORNIA LIMITED PARTNERSHIP)

David R. Wilmerding, Jr.
   Chairman

                                                                   July 28, 2010

Fellow Partner:

     Our Fund earned $2.92 per share of net investment income in the six months ended June 30, 2010, compared to $3.33 per share in the same period of 2009. Investment income decreased by $484,761, and expenses increased by $34,734, (mostly attributable to Advisory Fees) during the current period. The decline in investment income was due to reduced dividends on bank stocks.

     After providing for the $1.40 per share distributed to partners of record on June 29, 2010, the net asset value per partnership share on June 30, 2010 was $287.36. The net asset value on March 31, 2010, our last report date, was $329.15, and the value on June 30, 2009 was $258.80.

     During the six months under review, the shares of BP PLC were eliminated from the portfolio.

     Commentary on market conditions and a comparison of our Fund's performance to the Standard & Poor's 500(R) Index and the Dow Jones Industrial Average will be found in the accompanying Investment Adviser's Report.

     Your comments or questions concerning Chestnut Street Exchange Fund are welcomed.

                                        Yours sincerely,


                                        /s/ David R. Wilmerding, Jr.
                                        David R. Wilmerding, Jr.

                          CHESTNUT STREET EXCHANGE FUND
                       (A CALIFORNIA LIMITED PARTNERSHIP)

                           INVESTMENT ADVISER'S REPORT

MARKET REVIEW                                                SECOND QUARTER 2010

     US stocks lost ground during the second quarter of 2010. The broad-market S&P 500 Index declined 11.4%. From a style perspective, growth stocks very slightly outperformed their value counterparts, with the S&P 500 Growth Index declining 11.3%, compared to an 11.6% decline for the S&P 500 Value Index.

     From an economic perspective, the United States has continued to recover from one of the deepest recessions on record, as GDP rose by a revised 2.7% annualized pace in the first quarter. Consumer spending rose at a 3.0% annual pace in the first quarter, its fastest pace in three years. This was a significant improvement from the 1.6% pace registered during the fourth quarter of 2009.

     Nonfarm payrolls fell by 125,000 jobs in June (largely as a result of losses brought about by the ending of temporary census jobs), compared to a gain of 431,000 jobs in May. Gains in private payrolls continue to be anemic, signaling that a US recovery remains heavily reliant upon government support. The unemployment rate declined to 9.5% in June as a large number of people left the workforce.

     US consumer confidence rose in May as the Conference Board's Index of Consumer Sentiment climbed to 63.3 from a revised 57.7 in April. Orders for US-made durable goods fell by a less-than-forecast 1.1% in May, following a revised 3.0% rise in April. Excluding transportation goods, orders rose by 0.9% after falling 0.8% in April.

     Housing starts fell more than anticipated in May to an annual rate of 593,000, which was 10% lower than the revised April estimate of 659,000. Building permits fell 5.9% from April to a much lower than expected 574,000 pace. New home sales plummeted in May to a seasonally adjusted annual rate of 300,000, the lowest level on record. Existing home sales were also much weaker than expected, falling 2.2% to an annual rate of 5.66 million as the homebuyer tax credit expired, foreclosures continued to mount, and unemployment remained high. The median sales price for an existing home was $179,600, 2.7% higher than a year earlier.

     Regarding inflation, headline consumer prices were down 0.2% in May, bringing the year-on-year rate to 2.0%. Excluding food and energy, CPI was 0.1% higher but remained up 0.9% year-on-year. US producer prices fell 0.3% in May, following a 0.1% drop in April. Headline and core PPI rates are +5.3% and +1.3% year-over-year, respectively.

     After cutting the Federal Funds rate to a record low between 0% and 0.25% in December 2008, the Federal Reserve (Fed) has not lowered or increased rates over the past 18 months. At its last meeting on June 23, the central bank maintained its view that current economic conditions "are likely to warrant exceptionally low" interest rates for "an extended period."

                          CHESTNUT STREET EXCHANGE FUND
                       (A CALIFORNIA LIMITED PARTNERSHIP)

                     INVESTMENT ADVISER'S REPORT (CONTINUED)

PORTFOLIO REVIEW

SUMMARY

     Numerous macroeconomic developments during the second quarter combined to increase investor fear and to pressure equity prices. The European sovereign debt predicament continued to raise concerns in the US, as did the potential for a slowdown in Chinese growth. Within the US, the massive unresolved environmental disaster in the Gulf of Mexico and escalation of the financial regulatory reform debate in Washington, D.C. introduced further uncertainty and helped lead the US equity market to its first quarterly decline in more than a year, with the S&P 500 Index declining -11.4%.

     Within the S&P 500 Index, sector leadership reversed from the first quarter, and the more defensive utilities, telecommunications services, and consumer staples sectors outperformed, while the more cyclical materials, financials, and energy sectors declined the most.

     During the second quarter, the Chestnut Street Exchange Fund also declined sharply, underperforming the -11.4% return posted by the S&P 500 Index. Negative stock selection in financials combined with the portfolio's overall sector positioning accounted for the underperformance and overshadowed positive stock selection in industrials.

PERFORMANCE ATTRIBUTION

     The escalation of the financial regulatory reform debate in Congress dominated headlines in the financials sector during the quarter. The portfolio's investments in stocks most involved in the debate came under pressure during the quarter due to the uncertainty. Portfolio investments in Wells Fargo & Co., Moody's Corp. and JPMorgan Chase & Co. accounted for the underperformance in the sector.

     Sector positioning also detracted from relative returns during the quarter. The utilities sector offered the smallest decline within the S&P 500 Index, and the Fund's underweight in this sector was the most notable detractor. In addition, the Fund's overweights in health care and materials also negatively impacted relative performance.

     The industrials sector featured the strongest stock selection during the quarter. Union Pacific Corp. and 3M Co. delivered the strongest relative performance within the sector, declining modestly and outperforming the broader sector.

                          CHESTNUT STREET EXCHANGE FUND
                       (A CALIFORNIA LIMITED PARTNERSHIP)

                     INVESTMENT ADVISER'S REPORT (CONTINUED)

PORTFOLIO REVIEW (CONCLUDED)

OUTLOOK

     During the quarter, weightings in the health care, industrials, and energy sectors declined, while the portfolio allocation to information technology and consumer staples increased. We used investor redemptions to trim investments in 3M Company and Emerson Electric in industrials, and Merck & Co. and Abbott Laboratories in health care. In energy, we sold the Fund's investment in BP PLC after evaluating the Gulf of Mexico oil spill and the company's mounting potential legal and government liabilities. The Fund remains highly diversified, with the largest weightings in the information technology, health care, industrials, and financials sectors. Relative to the S&P 500, the Fund holds significant overweights in industrials and health care, and notable underweights in consumer discretionary and utilities.

ANY OPINIONS EXPRESSED ARE THOSE OF BLACKROCK AS OF THE DATE OF THIS REPORT AND ARE SUBJECT TO CHANGE BASED ON CHANGES IN MARKET OR ECONOMIC CONDITIONS. PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. THERE IS NO GUARANTEE THAT FORECASTS MADE HEREIN WILL COME TO PASS.

                          CHESTNUT STREET EXCHANGE FUND
                       (A CALIFORNIA LIMITED PARTNERSHIP)

                             PERFORMANCE COMPARISON
                                  JUNE 30, 2010
                                   (UNAUDITED)

     The performance data represents past performance and the principal value and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Past performance is no guarantee of future results. Please call (302) 791-1112 for the most recent month-end performance.

     In addition, the data does not reflect the deduction of taxes that a shareholder would pay on distributions or redemption of Fund shares.

                        TOTAL RETURNS AS OF JUNE 30, 2010

                                                         AVERAGE ANNUAL TOTAL RETURNS
                                                   ----------------------------------------
                                                                                  SINCE
                                         6 MONTH   1 YEAR   5 YEAR   10 YEAR   INCEPTION(1)
                                         -------   ------   ------   -------   ------------
Chestnut Street Exchange Fund ........    -8.16%   13.19%   -0.63%    -1.75%      10.43%
S&P 500(R)  Index ....................    -6.65%   14.43%   -0.79%    -1.59%      10.31%
Dow Jones Industrial Average Index ...    -4.98%   18.93%    1.68%     1.69%       8.89%

----------
(1) Cumulative since inception total returns were 2,677.82%, 2,573.40% and 1,633.92% for the Chestnut Street Exchange Fund, the S&P 500(R) Index and the DoW Jones Industrial Average Index, respectively, for the period December 29, 1976 (inception) to June 30, 2010.

                                              BLACKROCK CAPITAL MANAGEMENT, INC.

                          CHESTNUT STREET EXCHANGE FUND
                       (A CALIFORNIA LIMITED PARTNERSHIP)

                              FUND EXPENSE EXAMPLE
                                   (UNAUDITED)

     As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, and other Fund expenses. The example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

     The example is based on an investment of $1,000 invested at the beginning of the six-month period from January 1, 2010 through June 30, 2010, and held for the entire period.

ACTUAL EXPENSES

     The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Six Months Ending June 30, 2010" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

     The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

     Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the accompanying table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                          CHESTNUT STREET EXCHANGE FUND

                                                                        EXPENSES PAID
                                        BEGINNING          ENDING        DURING SIX
                                      ACCOUNT VALUE    ACCOUNT VALUE    MONTHS ENDING
                                     JANUARY 1, 2010   JUNE 30, 2010   JUNE 30, 2010*
                                     ---------------   -------------   --------------
Actual ...........................      $1,000.00        $  918.40          $2.38
Hypothetical
   (5% return before expenses) ...      $1,000.00        $1,022.28+         $2.51

----------
* Expenses are equal to the Fund's annualized six-month expense ratio of 0.50%, multiplied by the average account value over the period, multiplied by the number of days (181) in the most recent fiscal half-year, then divided by 365 to reflect the one-half year period. The Fund's ending account value on the first line of the table is based on the actual total return of (8.16)% for the six-month period ending June 30, 2010.

+ Hypothetical expenses are based on the Fund's actual annualized six-month expense ratio and an assumed rate of return of 5% per year before expenses.

                          CHESTNUT STREET EXCHANGE FUND
                       (A CALIFORNIA LIMITED PARTNERSHIP)

                        PORTFOLIO HOLDINGS SUMMARY TABLE
                                  JUNE 30, 2010
                                   (UNAUDITED)

                            % OF NET
SECURITY TYPE/INDUSTRY       ASSETS        VALUE
----------------------      --------   ------------
COMMON STOCKS:
   Health Care ..........     17.0%    $ 28,006,677
   Technology ...........     16.9       27,950,699
   Financial ............     13.5       22,337,399
   Consumer Cyclicals ...     12.4       20,536,827
   Energy ...............      8.9       14,743,324
   Staples ..............      8.0       13,197,564
   Capital Equipment ....      7.7       12,771,042
   Basics ...............      6.1       10,060,383
   Transportation .......      3.2        5,271,916
   Utilities ............      2.4        4,030,117
   Retail ...............      2.3        3,769,053
Other Assets in Excess
   of Liabilities .......      1.6        2,564,137
                             -----     ------------
Net Assets ..............    100.0%    $165,239,138
                             =====     ============

                          CHESTNUT STREET EXCHANGE FUND
                       (A CALIFORNIA LIMITED PARTNERSHIP)
                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2010 (UNAUDITED)

                                                          Shares        Value
                                                         --------   ------------
COMMON STOCKS--98.4%
BASICS--6.1%
Air Products & Chemicals, Inc. .......................    100,609   $  6,520,469
Cabot Corp. ..........................................     86,032      2,074,232
Cabot Microelectronics Corp.* ........................     42,373      1,465,682
                                                                    ------------
                                                                      10,060,383
                                                                    ------------
CAPITAL EQUIPMENT--7.7%
Emerson Electric Co. .................................    152,475      6,661,633
General Electric Co. .................................    364,049      5,249,587
Pitney Bowes, Inc. ...................................     39,154        859,822
                                                                    ------------
                                                                      12,771,042
                                                                    ------------
CONSUMER CYCLICALS--12.4%
3M Co. ...............................................    101,112      7,986,837
CBS Corp., - Class B .................................     60,100        777,093
Comcast Corp., - Class A .............................    149,743      2,601,036
Procter & Gamble Co. .................................     85,100      5,104,298
Walt Disney Co. (The) ................................    129,129      4,067,563
                                                                    ------------
                                                                      20,536,827
                                                                    ------------
ENERGY--8.9%
Exxon Mobil Corp. ....................................    147,227      8,402,245
Schlumberger, Ltd. ...................................    114,584      6,341,079
                                                                    ------------
                                                                      14,743,324
                                                                    ------------
FINANCIAL--13.5%
American Express Co. .................................     98,525      3,911,442
Ameriprise Financial, Inc. ...........................     22,266        804,471
Bank of America Corp. ................................     56,084        805,927
JPMorgan Chase & Co. .................................    140,310      5,136,749
Moody's Corp. ........................................     82,738      1,648,141
Wells Fargo & Co. ....................................    391,823     10,030,669
                                                                    ------------
                                                                      22,337,399
                                                                    ------------
HEALTH CARE--17.0%
Abbott Laboratories ..................................    130,891      6,123,081
Baxter International, Inc. ...........................     64,986      2,641,031
Hospira, Inc.* .......................................     23,125      1,328,531
Johnson & Johnson ....................................    110,917      6,550,758
Medco Health Solutions, Inc.* ........................     91,862      5,059,759
Merck & Co., Inc. ....................................    180,255      6,303,517
                                                                    ------------
                                                                      28,006,677
                                                                    ------------

                                                          Shares        Value
                                                         --------   ------------
RETAIL--2.3%
Home Depot, Inc. .....................................     23,400   $    656,838
Kohl's Corp.* ........................................     15,200        722,000
Safeway, Inc. ........................................     44,558        876,010
Wal-Mart Stores, Inc. ................................     31,500      1,514,205
                                                                    ------------
                                                                       3,769,053
                                                                    ------------
STAPLES--8.0%
Altria Group, Inc. ...................................     18,000        360,720
Coca-Cola Co. (The) ..................................    164,147      8,227,048
Hanesbrands, Inc.* ...................................      5,688        136,853
Kraft Foods, Inc., - Class A .........................     12,456        348,768
PepsiCo, Inc. ........................................     43,600      2,657,420
Philip Morris International, Inc. ....................     18,000        825,120
Sara Lee Corp. .......................................     45,506        641,635
                                                                    ------------
                                                                      13,197,564
                                                                    ------------
TECHNOLOGY--16.9%
Check Point Software Technologies Ltd.* ..............     30,100        887,348
Cisco Systems, Inc.* .................................     32,700        696,837
Hewlett-Packard Co. ..................................     57,923      2,506,907
Intel Corp. ..........................................    762,531     14,831,228
International Business Machines Corp. ................     39,708      4,903,144
Microsoft Corp. ......................................    139,643      3,213,185
Oracle Corp. .........................................     42,500        912,050
                                                                    ------------
                                                                      27,950,699
                                                                    ------------
TRANSPORTATION--3.2%
Union Pacific Corp. ..................................     75,844      5,271,916
                                                                    ------------
UTILITIES--2.4%
Verizon Communications, Inc. .........................    143,830      4,030,117
                                                                    ------------
Total Common Stocks
   (Cost: $37,743,525)                                               162,675,001
                                                                    ------------
TOTAL INVESTMENTS IN SECURITIES
   (Cost: $37,743,525) ...............................       98.4%  $162,675,001
Other assets in excess of liabilities ................        1.6%     2,564,137
                                                         --------   ------------
NET ASSETS                                                  100.0%  $165,239,138
                                                         ========   ============

----------
*    Non-Income Producing

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                          CHESTNUT STREET EXCHANGE FUND
                       (A CALIFORNIA LIMITED PARTNERSHIP)
                       SCHEDULE OF INVESTMENTS (CONCLUDED)
                                  JUNE 30, 2010
                                   (UNAUDITED)

FAIR VALUE MEASUREMENTS. The inputs and valuation techniques used to measure fair value of the Fund's investments are summarized into three levels as described below:

-    Level 1 -- quoted prices in active markets for identical securities

-    Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

-    Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of inputs used, as of June 30, 2010, in valuing the Fund's investments carried at value:

                                                                           Level 2        Level 3
                                               Total         Level 1     Significant    Significant
                                             Value at        Quoted       Observable   Unobservable
Fund                                         06/30/10        Prices         Inputs        Inputs
----                                       ------------   ------------   -----------   ------------
CHESTNUT STREET EXCHANGE FUND
   Assets Investments in Securities* ...   $162,675,001   $162,675,001       $--            $--
                                           ------------   ------------       ---            ---

*    See details of industry breakout.

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                          CHESTNUT STREET EXCHANGE FUND
                       (A CALIFORNIA LIMITED PARTNERSHIP)

                       STATEMENT OF ASSETS AND LIABILITIES
                            JUNE 30, 2010 (UNAUDITED)

ASSETS
Investments in securities, at value (cost $37,743,525) ..............   $162,675,001
Cash ................................................................      2,993,408
Dividends receivable ................................................        350,440
Interest receivable .................................................             99
Prepaid expenses ....................................................          5,780
                                                                        ------------
      Total assets ..................................................    166,024,728
                                                                        ------------
LIABILITIES
PAYABLES FOR:
   Distributions ....................................................        710,942
   Advisory fees ....................................................         51,068
   Managing general partners ........................................         13,719
   Custodian fees ...................................................          4,447
   Transfer agent fees ..............................................          1,391
Accrued expenses and other liabilities ..............................          4,023
                                                                        ------------
      Total liabilities .............................................        785,590
                                                                        ------------
NET ASSETS ..........................................................   $165,239,138
                                                                        ============
NET ASSETS CONSISTED OF:
   Other capital -- paid-in or reinvested ...........................   $ 41,839,285
   Undistributed net investment income ..............................         66,664
   Accumulated net realized loss on securities ......................     (1,598,287)
   Net unrealized appreciation on investments .......................    124,931,476
                                                                        ------------
Net Assets (Applicable to 575,031 partnership shares outstanding) ...   $165,239,138
                                                                        ============
NET ASSET VALUE PER SHARE ($165,239,138 / 575,031 SHARES) ...........   $     287.36
                                                                        ============
NET ASSETS APPLICABLE TO SHARES OWNED BY:
Limited partners (574,939 shares) ...................................   $165,212,594
Managing general partners (92 shares) ...............................         26,544
                                                                        ------------
Total net assets (575,031 shares)                                       $165,239,138
                                                                        ============

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                          CHESTNUT STREET EXCHANGE FUND
                       (A CALIFORNIA LIMITED PARTNERSHIP)

                             STATEMENT OF OPERATIONS
                   SIX MONTHS ENDED JUNE 30, 2010 (UNAUDITED)

INVESTMENT INCOME
   Dividends ............................................                  $  2,193,008
   Interest .............................................                           371
                                                                           ------------
      Total investment income ...........................                     2,193,379
                                                                           ------------
EXPENSES
   Investment advisory services .........................                       333,827
   Managing general partners' compensation, officer's
      salary and expenses ...............................                        47,910
   Legal fees ...........................................                        36,828
   Printing .............................................                        12,455
   Insurance ............................................                        11,409
   Audit fees ...........................................                         9,790
   Custodian fees .......................................                         7,726
   Transfer agent fees ..................................                         7,387
   Miscellaneous ........................................                         7,218
                                                                           ------------
      Total expenses ....................................                       474,550
                                                                           ------------
         Net investment income ..........................                     1,718,829
                                                                           ------------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
   Realized gain on sale of investment securities .......                       582,795
   Realized gain from securities transactions:
      distributed on redemption of partnership shares ...                    11,673,017
   Unrealized appreciation on investments
      Beginning of period ...............................   $153,434,393
      End of period .....................................    124,931,476
                                                            ------------
   Net change in unrealized appreciation ................                   (28,502,917)
                                                                           ------------
   Net realized and unrealized loss on investments ......                   (16,247,105)
                                                                           ------------
   Net decrease in net assets resulting from operations..                  $(14,528,276)
                                                                           ============


                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    SIX MONTHS
                                                                       ENDED
                                                                   JUNE 30, 2010
                                                                    (UNAUDITED)        2009
                                                                   -------------   ------------
INCREASE /(DECREASE) IN NET ASSETS
   OPERATIONS:
      Net investment income ....................................   $  1,718,829    $  4,091,487
      Net realized gain/(loss) from securities
         transactions, for federal income tax purposes net
         gain/(loss) is $582,795 and $1,415,829 ................        582,795         607,009
      Excess of market value over book value of securities
         distributed upon redemption of partnership shares .....     11,673,017      20,001,156
      Net change in unrealized appreciation/(depreciation)
         on investments ........................................    (28,502,917)      9,677,204
                                                                   ------------    ------------
      Increase/(decrease) in net assets resulting from
         operations ............................................    (14,528,276)     34,376,856
                                                                   ------------    ------------
   DISTRIBUTIONS TO PARTNERS FROM:
      Net investment income ....................................     (1,652,165)     (4,092,954)
                                                                   ------------    ------------
   CAPITAL SHARE TRANSACTIONS:
      Net asset value of 608 and 1,644 shares issued in lieu
         of cash distributions .................................        186,556         440,144
      Cost of 39,783 and 79,240 shares repurchased .............    (12,616,073)    (21,673,172)
                                                                   ------------    ------------
      Decrease in net assets from capital share transactions ...    (12,429,517)    (21,233,028)
                                                                   ------------    ------------
      Total increase/(decrease) in net assets ..................    (28,609,958)      9,050,874
   NET ASSETS:
      Beginning of period ......................................    193,849,096     184,798,222
                                                                   ------------    ------------
      End of period* ...........................................   $165,239,138    $193,849,096
                                                                   ============    ============

----------
* Includes undistributed net investment income of $66,664 and $0, respectively.

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                          CHESTNUT STREET EXCHANGE FUND
                       (A CALIFORNIA LIMITED PARTNERSHIP)

                              FINANCIAL HIGHLIGHTS
          (FOR A SHARE OF THE FUND OUTSTANDING THROUGHOUT EACH PERIOD)

                                        SIX MONTHS
                                          ENDED                    YEARS ENDED DECEMBER 31,
                                         JUNE 30,    ----------------------------------------------------
                                           2010        2009       2008       2007       2006       2005
                                       -----------   --------   --------   --------   --------   --------
                                       (UNAUDITED)
Net Asset Value, Beginning
   of Period .......................    $ 315.61     $ 267.13   $ 400.30   $ 377.68   $ 337.28   $ 333.18
                                        --------     --------   --------   --------   --------   --------
Income/(Loss) From Investment
   Operations:
   Net investment income ...........        2.92         6.28       8.06       7.62       6.88       6.19
   Net gain/(loss) on securities
      (both realized and
      unrealized) ..................      (28.37)       48.48    (133.17)     22.62      40.40       4.10
                                        --------     --------   --------   --------   --------   --------
         Total from investment
               operations ..........      (25.45)       54.76    (125.11)     30.24      47.28      10.29
Less Distributions:
   From net investment
      income .......................       (2.80)       (6.28)     (8.06)     (7.62)     (6.88)     (6.19)
                                        --------     --------   --------   --------   --------   --------
Net Asset Value,
   End of Period ...................    $ 287.36     $ 315.61   $ 267.13   $ 400.30   $ 377.68   $ 337.28
                                        ========     ========   ========   ========   ========   ========
Total Return .......................       (8.16)%      20.94%    (31.56)%     8.05%     14.13%      3.12%
                                        ========     ========   ========   ========   ========   ========
Ratios/Supplemental Data:
   Net Assets, End of
      Period (000's) ...............    $165,239     $193,849   $184,798   $296,277   $290,580   $271,390
   Ratios to average net assets:
      Operating expenses ...........        0.50%*       0.51%      0.46%      0.44%      0.44%      0.43%
      Net investment income ........        1.81%*       2.31%      2.33%      1.91%      1.93%      1.82%
   Portfolio Turnover Rate .........        0.00%        1.06%      0.29%      0.68%      0.99%      0.82%

*    Annualized

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                          CHESTNUT STREET EXCHANGE FUND
                       (A CALIFORNIA LIMITED PARTNERSHIP)

                          NOTES TO FINANCIAL STATEMENTS
                                  JUNE 30, 2009
                                   (UNAUDITED)

(A)  ORGANIZATION

     Chestnut Street Exchange Fund (the "Fund"), a California Limited Partnership, is registered under the Investment Company Act of 1940, as amended, as a diversified open-end investment management company. The Fund's investment objective is to seek long-term growth of capital and, secondarily, current income. Effective January 1, 1998, the Fund changed its status for tax purposes from a partnership to a regulated investment company. The change resulted from the enactment of the "Publicly Traded Partnership" rules to the Internal Revenue Code in 1987 which first applied to the Fund after 1997.

(B)  SIGNIFICANT ACCOUNTING PRINCIPLES

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

          SECURITY VALUATIONS

          Securities listed or traded on an exchange are valued generally at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, valued at the closing bid price on that day. Each security reported on the NASDAQ Stock Market, Inc. is valued at the NASDAQ Official Close Price. Securities for which market quotations are not readily available or are believed to be unreliable are valued at fair value as determined in good faith using methods approved by the Managing General Partners. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value.

          SECURITIES TRANSACTIONS AND INVESTMENT INCOME

          Securities transactions are accounted for on a trade date basis. Realized gains and losses on sales and redemptions in-kind are computed on the basis of specific identification for both financial reporting and income tax purposes. For securities exchanged into the Fund at the Fund's inception in 1976, the cost for financial reporting purposes is the value of those securities as used in the exchange. The cost, for income tax purposes, of securities exchanged into the Fund is the tax basis of the individual investor. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date.

          DISTRIBUTIONS

          Distributions from net investment income are paid quarterly and recorded on the ex-dividend date. Distributions of capital gains, if any, are paid annually and recorded on the ex-dividend date.

          FEDERAL INCOME TAXES

          The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income which is distributed to shareholders. The Fund may elect not to distribute long-term capital gains to shareholders, but retain these gains and pay the income tax at the applicable income tax rate. If the Fund elects to pay the tax on long-term capital gains, on the last day of the year the tax is paid, the partners are entitled to a proportionate credit for the tax payment and the tax basis of their shares is increased by the amount of undistributed gains less the tax paid by the Fund. At December 31, 2009, the Fund had a capital loss carryforward of $2,181,082, which expires December 31, 2016. Therefore, no provision for federal income taxes is recorded in the financial statements.

          Management has analyzed the Fund's tax positions taken on federal income tax returns for all open tax years (December 31, 2006 - 2009) and has concluded that no provision for federal income tax is required in the Fund's financial statements. The Fund's federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

          At June 30, 2010, the federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Fund were as follows:

Federal tax cost                $ 35,025,923
                                ------------
Gross unrealized appreciation    129,482,661
Gross unrealized depreciation     (1,833,583)
                                ------------
Net unrealized appreciation     $127,649,078
                                ============

          The difference between book basis and tax basis of investments is attributable to the use of the individual partners' tax basis for those securities contributed to the Fund at its inception as required by law.

(C)  INVESTMENT ADVISORY FEES, OTHER SERVICES AND TRANSACTIONS WITH AFFILIATES

     BlackRock Capital Management, Inc. ("BCM" or the "Adviser"), a wholly owned subsidiary of BlackRock Institutional Management, Inc., serves as Investment Adviser to the Fund pursuant to an advisory agreement dated September 29, 2006 ("Advisory Agreement"). BCM provides advisory, accounting and administrative services to the Fund. All BlackRock entities named are subsidiaries of BlackRock, Inc.

     The Advisory Agreement provides for a fee at the annual rate of 4/10ths of 1% of the first $100,000,000 of the Fund's average daily net assets plus 3/10ths of 1% of net assets exceeding $100,000,000.

     PNC Global Investment Servicing (U.S.) Inc., a member of the PNC Financial Services Group, Inc. ("PNC"), served as the Fund's transfer and dividend disbursing agent.

     PFPC Trust Company served as the Fund's custodian.

     On July 1, 2010, The PNC Financial Services Group, Inc. sold the outstanding stock of PNC Global Investment Servicing Inc. to The Bank of New York Mellon Corporation. At the closing of the sale, PNC Global Investment Servicing (U.S.) Inc. and PFPC Distributors, Inc. changed their names to BNY Mellon Investment Servicing (US) Inc. and BNY Mellon Distributors Inc., respectively. PFPC Trust Company will not change its name until a later date to be announced.

     The Managing General Partners each receive a fixed fee as compensation for their services. In addition, the President, Treasurer and Chief Compliance Officer receives additional payments for overseeing the Fund's activities including compliance with federal securities laws, plus reimbursements of related expenses. Total payments to or for the Managing General Partners amounted to $47,910.

     Legal fees amounting to $36,828 were paid to Drinker Biddle & Reath LLP. Michael P. Malloy, Esq., Secretary of the Fund, is a partner of that firm.

(D)  INVESTMENT TRANSACTIONS

     Purchases and sales of investment securities (excluding short-term obligations and redemptions in-kind) were $0 and $1,267,258, respectively, for the six months ended June 30, 2010.

(E)  DISTRIBUTIONS TO SHAREHOLDERS

     Net investment income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. The primary difference applicable to the Fund's distributions is the requirement to pass through 40% of its aggregate expenses to the partners of the Fund. This is required because the Fund has fewer than 500 partners and does not continuously offer shares. The partners treat this pass-through of expenses as a distribution of net investment income and a corresponding miscellaneous itemized deduction of investment expense.

     The tax character of distributions paid during the fiscal year ended December 31, 2009 were as follows:

                            2009
                         ----------
Ordinary income ......   $4,455,738
Investment expense ...     (362,784)
                         ----------
                         $4,092,954
                         ==========

     For federal income tax purposes, distributions of net investment income and short-term capital gains are treated as ordinary income dividends.

(F)  IN-KIND DISTRIBUTION OF SECURITIES

     During the six months ended June 30, 2010, the Fund distributed portfolio securities in lieu of cash for most shareholder redemptions. The value of these redemptions was as follows:

                NET REALIZED      FUND
VALUE OF THE    GAIN INCLUDED    SHARES
 REDEMPTIONS   IN REDEMPTIONS   REDEEMED
------------   --------------   --------
$12,616,073      $11,673,017     39,783

     Net realized gains from these transactions are not taxable to the Fund. Such gains are not distributed to shareholders and will be reclassified to paid-in capital at the Fund's fiscal year end. These transactions were completed following guidelines approved by the Managing General Partners.

(G)  INDEMNIFICATIONS

     In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and therefore, cannot be estimated. However, based on experience, the risk of material loss for such claims is considered remote.

(H)  TAX MATTERS

     At December 31, 2009, the components of distributable earnings on a tax basis were as follows:

Capital loss carryover .......................   $ (2,181,082)
Net unrealized appreciation of investments ...    155,842,535
                                                 ------------
                                                 $153,661,453
                                                 ============

(I)  NEW ACCOUNTING PRONOUNCEMENT

     In January 2010, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2010-06 "IMPROVING DISCLOSURES ABOUT FAIR VALUE MEASUREMENTS". ASU 2010-06 amends FASB Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, to require additional disclosures regarding fair value measurements. Certain disclosures required by ASU No. 2010-06 are currently effective for interim and annual reporting periods beginning after December 15, 2009, and other required disclosures are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. Management has evaluated the impact and has incorporated the appropriate disclosures required by ASU No. 2010-06 in its financial statement disclosures.

(J)  SUBSEQUENT EVENTS

     Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and has determined that there were no subsequent events.

                          CHESTNUT STREET EXCHANGE FUND
                       (A CALIFORNIA LIMITED PARTNERSHIP)

                       ADDITIONAL INFORMATION (UNAUDITED)

PROXY VOTING

Policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities as well as information regarding how the Fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 are available without charge, upon request, by calling
(888) 261-4073 and on the Securities and Exchange Commission's ("SEC") website at http://www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended March 31 and September 30) on Form N-Q. The Fund's Form N-Q is available on the SEC website at http://www.sec.gov and may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. Information on the operation of the SEC Public Reference Room may be obtained by calling 1-800-SEC-0330.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                            MANAGING GENERAL PARTNERS
                               Gordon L. Keen, Jr.
                                 Edward J. Roach
                               Langhorne B. Smith
                            David R. Wilmerding, Jr.

                               INVESTMENT ADVISERS
                       BlackRock Capital Management, Inc.
                              100 Bellevue Parkway
                           Wilmington, Delaware 19809

                                 TRANSFER AGENT
                              BNY Mellon Investment
                               Servicing (US) Inc.
                                  P.O. Box 8950
                           Wilmington, Delaware 19899
                                 (800) 852-4750

                      (CHESTNUT STREET EXCHANGE FUND LOGO)

                               Semi-Annual Report
                                  June 30, 2010
                                   (Unaudited)

                            Chestnut Street Exchange
                                      Fund

                              103 Bellevue Parkway
                           Wilmington, Delaware 19809
                                 (302) 791-1112
                     Edward J. Roach, President & Treasurer

ITEM 2. CODE OF ETHICS.

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

(a) Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)  Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of managing general partners.

ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)), that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

     (a)(1) Not applicable.

     (a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and
            Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3) Not applicable.

     (b)    Certifications pursuant to Rule 30a-2(b) under the 1940 Act and
            Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) Chestnut Street Exchange Fund


By (Signature and Title)* /s/ Edward J. Roach
                          ------------------------------------------------------
                          Edward J. Roach, President & Treasurer
                          (Principal Executive Officer & Principal Financial Officer)

Date August 5, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ Edward J. Roach
                          ------------------------------------------------------
                          Edward J. Roach, President & Treasurer
                          (Principal Executive Officer & Principal Financial Officer)

Date August 5, 2010

* Print the name and title of each signing officer under his or her signature.